DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DEBT
Outstanding debt

	September 30, 2012	December 31, 2011
Senior Credit Facilities:
Term loans	$1,613	$1,696
Amounts outstanding under A/R programs	237	237
Senior notes	490	472
Senior subordinated notes	892	976
HPS (China) debt	109	167
Variable interest entities	266	281
Other	73	113

Total debt-excluding debt to affiliates	$3,680	$3,942

Total current portion of debt	$130	$212
Long-term portion	3,550	3,730

Total debt-excluding debt to affiliates	$3,680	$3,942

Total debt-excluding debt to affiliates	$3,680	$3,942
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	610	439

Total debt	$4,390	$4,481

	December 31,
	2011	2010
Senior Credit Facilities:
Term loans	$1,696	$1,688
Amounts outstanding under A/R programs	237	238
Senior notes	472	452
Subordinated notes	976	1,279
HPS (China) debt	167	188
Variable interest entities	281	200
Other	113	101

Total debt-excluding debt to affiliates	$3,942	$4,146

Total current portion of debt	$212	$519
Long-term portion	3,730	3,627

Total debt-excluding debt to affiliates	$3,942	$4,146

Total debt-excluding debt to affiliates	$3,942	$4,146
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	439	439

Total debt	$4,481	$4,685

Schedule of Senior Credit Facilities

Facility	Committed Amount	Principal Outstanding		Carrying Value		Interest Rate(2)	Maturity
Revolving Facility	$400	$-	(1)	$-	(1)	USD LIBOR plus 2.50%	2017	(3)
Term Loan B	NA	243		243		USD LIBOR plus 1.50%	2014
Extended Term Loan B	NA	637		637		USD LIBOR plus 2.50%	2017	(3)
Extended Term Loan B-Series 2	NA	342		342		USD LIBOR plus 2.75%	2017	(3)
Term Loan C	NA	419		391		USD LIBOR plus 2.25%	2016
(1)
We had no borrowings outstanding under our Revolving Facility; we had approximately $19 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(2)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of September 30, 2012, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 3%.

(3)
The maturity of the Revolving Facility commitments will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to repay our 5.50% senior notes due 2016, Term Loan B due April 19, 2014 and Term Loan C due June 30, 2016. The maturity of Extended Term Loan B and Extended Term Loan B-Series 2 will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to refinance or repay our 5.50% senior notes due 2016 that remain outstanding during the three months prior to the maturity date of such notes.

Facility	Committed Amount	Principal Outstanding	Carrying Value		Interest Rate(2)	Maturity
Revolving Facility	$300	$-	$-	(1)	USD LIBOR plus 3.00%	2014	(3)
Term Loan B	NA	$652	$652		USD LIBOR plus 1.50%	2014	(3)
Term Loan C	NA	$427	$394		USD LIBOR plus 2.25%	2016	(3)
Extended Term Loan B	NA	$650	$650		USD LIBOR plus 2.50%	2017	(3)
(1)
We had no borrowings outstanding under our Revolving Facility; we had approximately $20 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(2)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of December 31, 2011, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 2%.

(3)
The maturity of the Extended Term Loan B will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to refinance or repay our outstanding 5.50% senior notes due 2016 at least three months prior to the maturity date of such notes.

Redemption of Notes and Loss on Early Extinguishment of Debt

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
March 26, 2012	7.50% Senior Subordinated Notes due 2015	€ 64 (approximately $86)	€ 65 (approximately $87)	$1
Three months ended September 30, 2011	6.875% Senior Subordinated Notes due 2013	€ 14 (approximately $19)	€ 14 (approximately $19)	$-
Three months ended September 30, 2011	7.50% Senior Subordinated Notes due 2013	€ 12 (approximately $17)	€ 12 (approximately $17)	$-
July 25, 2011	7.375% Senior Subordinated Notes due 2013	$ 75	$ 77	$2
January 18, 2011	7.375% Senior Subordinated Notes due 2015	$100	$102	$3

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
Three months ended December 31, 2011	6.875% Senior Subordinated Notes due 2013	€70 (approximately $94)	€71 (approximately $96)	$2
Three months ended September 30, 2011	6.875% Senior Subordinated Notes due 2013	€14 (approximately $19)	€14 (approximately $19)	$-
Three months ended September 30, 2011	7.5% Senior Subordinated Notes due 2015	€12 (approximately $17)	€12 (approximately $17)	$-
July 25, 2011	7.375% Senior Subordinated Notes due 2015	$75	$77	$2
January 18, 2011	7.375% Senior Subordinated Notes due 2015	$100	$102	$3
November 29, 2010	7.875% Senior Subordinated Notes due 2014	$88	$92	$3
November 26, 2010	7.875% Senior Subordinated Notes due 2014	$100	$104	$4
October 12, 2010	7.875% Senior Subordinated Notes due 2014	$159	$165	$7
September 27, 2010	6.875% Senior Subordinated Notes due 2013	€132 (approximately $177)	€137 (approximately $183)	$7
March 17, 2010	6.875% Senior Subordinated Notes due 2013	€184 (approximately $253)	€189 (approximately $259)	$7
March 17, 2010	7.50% Senior Subordinated Notes due 2015	€59 (approximately $81)	€59 (approximately $81)	$2